Capital Trust Securities - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Jun. 30, 2019	Oct. 31, 2019	Oct. 31, 2018	Mar. 13, 2009
Disclosure of trust capital securities [line items]
Notes issued		$ 300	$ 1,600
Non-qualifying capital instruments phase-out percentage		10.00%
Net long trading positions			8
Trading positions		$ 0
Tier one notes series A [member]
Disclosure of trust capital securities [line items]
Notes issued			1,300	$ 1,300
Notes maturity date	Jun. 30, 2019	Jun. 30, 2108
Notes interest rate		9.976%
Notes interest rate payable desciption		semi-annually until June 30, 2019
Notes interest spread rate		10.425%
Notes interest reset description		June 30, 2019
Notes Reedemable	$ 1,300
Notes Reedemable Percentage	100.00%
Tier one notes series B [member]
Disclosure of trust capital securities [line items]
Notes issued		$ 300	$ 300	$ 300
Notes maturity date		Jun. 30, 2108
Notes interest rate		10.25%
Notes interest rate payable desciption		semi-annually until June 30, 2039
Notes interest spread rate		9.878%
Notes interest reset description		June 30, 2039